SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation, Employee defined contribution plan (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) $ / ¥	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (USD to RMB) | $ / ¥	6.6981		7.1135
Defined contribution plan cost | ¥	¥ 85,868	¥ 62,914